FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial assets at fair value through profit or loss - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial assets at fair value through profit or loss [Line Items]
Trading assets	£ 19,462
Other financial assets mandatorily at fair value through profit or loss	3,794
Total	23,256		£ 49,164	[1]
The Group [member] | Previously stated [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial assets at fair value through profit or loss [Line Items]
Trading assets			42,830
Other financial assets mandatorily at fair value through profit or loss			2,778
Total			45,608
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial assets at fair value through profit or loss [Line Items]
Trading assets	19,420
Other financial assets mandatorily at fair value through profit or loss	1,423
Total	£ 20,843	[1]	43,264
The Bank [member] | Previously stated [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial assets at fair value through profit or loss [Line Items]
Trading assets			42,839
Other financial assets mandatorily at fair value through profit or loss			1,138
Total			£ 43,977

[1]	See note 50.